Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Classification	June 30, 2020	December 31, 2019
Buildings and improvements	$5,338	$5,338
Equipment and machinery	3,160,298	3,120,498
Tractors	2,723,296	2,694,888
Trucks and other vehicles	1,235,914	1,138,304
Leasehold improvements	117,626	117,626
Total	7,242,472	7,076,654
Less: Accumulated depreciation	(4,311,700)	(3,709,227)
Property and equipment, net	$2,930,772	$3,367,427

Classification	December 31, 2019	December 31, 2018
Buildings and improvements	$5,338	$5,338
Equipment and machinery	3,120,498	2,943,490
Tractors	2,694,888	2,834,888
Trucks and other vehicles	1,138,304	1,147,304
Leasehold improvements	117,626	-
Total	7,076,654	6,931,020
Less: Accumulated depreciation	(3,709,227)	(2,439,931)
Property and equipment, net	$3,367,427	$4,491,089